Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 4,216	$ 4,328	$ 5,484
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	(256)	403	(197)
Net change in pension and other postretirement benefit plans	(440)	(759)	(224)
Other comprehensive loss before income taxes	(696)	(356)	(421)
Income tax recovery (expense)	62	291	(5)
Other comprehensive loss	(634)	(65)	(426)
Comprehensive income	$ 3,582	$ 4,263	$ 5,058